UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from January 1, 2022 to January 31, 2022

Commission File Number of issuing entity:  333-233850-03
Central Index Key Number of issuing entity:  0001857355

EXETER AUTOMOBILE RECEIVABLES TRUST 2021-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-233850
Central Index Key Number of depositor:  0001654238

EFCAR, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541713

EXETER FINANCE LLC
(Exact name of sponsor as specified in its charter)

Walter Evans, (214) 572-8256
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-6444999
45-2673519
(I.R.S. Employer Identification No.)

c/o Exeter Finance LLC 2101 W. John Carpenter Freeway Irving, Texas (Address of principal executive offices of the issuing entity)	75063 (Zip Code)

(214) 572-8256
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes	☐	☐	☒
Class A-2 Notes	☐	☐	☒
Class A-3 Notes	☐	☐	☒
Class B Notes	☐	☐	☒
Class C Notes	☐	☐	☒
Class D Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒  No ☐

PART I — DISTRIBUTION INFORMATION
Item 1.  Distribution and Pool Performance Information.
The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.
No assets securitized by Exeter Finance LLC (the “Securitizer”) and held by Exeter Automobile Receivables Trust 2021-2 were the subject of a demand to repurchase for breach of the representations and warranties during the distribution period from January 1, 2022 to January 31, 2022.
The Securitizer (Central Index Key Number: 0001541713) most recently filed a Form ABS-15G on February 8, 2022.
Item 1A.    Asset-Level Information.
The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by Exeter Automobile Receivables Trust 2021-2 on March 1, 2022 with respect to the distribution period commencing on January 1, 2022 and ending on January 31, 2022 are hereby incorporated by reference into this Form 10-D.
Item 1B.    Asset Representations Reviewer and Investor Communication.
None.
PART II — OTHER INFORMATION
Item 2.  Legal Proceedings.
None.
Item 3.  Sales of Securities and Use of Proceeds.
On January 20, 2022, EFCAR, LLC sold Asset Backed Certificates issued by Exeter Automobile Receivables Trust 2021-2 with a nominal principal amount of $26,820 (the “Certificates”) pursuant to the terms of a Certificate Purchase Agreement, dated as of January 18, 2022, among EFCAR, LLC, Exeter Finance LLC and a “qualified institutional buyer” within the meaning of Rule 144A under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).  The Certificates were offered and sold by EFCAR, LLC in a transaction not involving any public offering, in reliance upon the exemption from registration under Section 4(a)(2) of the Securities Act of 1933, as amended.  Asset Backed Certificates with an aggregate nominal principal amount of $100,000 were originally issued by Exeter Automobile Receivables Trust 2021-2 pursuant to an Amended and Restated Trust Agreement, dated as of April 30, 2021, between EFCAR, LLC, as seller and Wilmington Trust Company, as owner trustee, and were initially retained by EFCAR, LLC on June 2, 2021.
Item 4.  Defaults Upon Senior Securities.
None.
Item 5.  [Reserved].
None.
Item 6.  Significant Obligors of Pool Assets.
None.
Item 7.  Change in Sponsor Interest in the Securities.
After giving effect to the sale of the Certificates described under Item 3 above, EFCAR, LLC, a wholly-owned subsidiary of Exeter Finance LLC, continues to retain Asset Backed Certificates issued by Exeter Automobile Receivables Trust 2021-2 with a nominal principal amount of $42,870, in satisfaction of Exeter Finance LLC’s obligation to retain, either directly through its majority-owned affiliates, an economic interest in the credit risk of the related securitized assets in accordance with the terms of Regulation RR of the Exchange Act.
Item 8.  Significant Enhancement Provider Information.
None.
Item 9.  Other Information.
None.

Item 10.  Exhibits.

(a)  Documents filed as part of this report:

99.1	Monthly Servicer’s Certificate

(b)  Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601).

102.1
Asset Data File for the distribution period commencing on January 1, 2022 and ending on January 31, 2022 (included in Exhibit 102 to the Form ABS-EE filed by Exeter Automobile Receivables Trust 2021-2 with the Commission on March 1, 2022, which is incorporated by reference herein).

103.1
Asset Related Document for the distribution period commencing on January 1, 2022 and ending on January 31, 2022 (included in Exhibit 103 to the Form ABS-EE filed by Exeter Automobile Receivables Trust 2021-2 with the Commission on March 1, 2022, which is incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  March 1, 2022

EXETER AUTOMOBILE RECEIVABLES TRUST 2021-2
       (Issuing Entity)

By:      Exeter Finance LLC, as Servicer

By:      /s/ Ben Miller
           Name:    Ben Miller
           Title:      Executive Vice President and Treasurer